Property and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and Land Improvements	$ 82	$ 88
Buildings and Improvements, Gross	359	390
Machinery and Equipment, Gross	1,288	1,229
Property, Plant and Equipment, Other, Gross	111	100
Capitalized Computer Software, Net	45	48
Development in Process	59	54
Property, Plant and Equipment, Gross	1,944	1,909
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(928)	(825)
Property and equipment, net	1,016	1,084
Depreciation	144	153	154
Interest Costs Capitalized	$ 1	$ 1	$ 1